Templeton Emerging Markets Income Fund
Statement of Investments (unaudited), September 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 0.3%
Mexico 0.0%
a,b
Corp. GEO SAB de CV, B .......... Household Durables 221,287 $ —
b
South Africa 0.3%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b,d
Platinum Group Metals Ltd., 144A .... Metals & Mining 48,837 98,283
b
Platinum Group Metals Ltd. ......... Metals & Mining 469,750 939,547
1,037,830
Total Common Stocks (Cost $9,933,828) .......................................
1,037,830
Warrants
a a a a a
Warrants 0.0%
†
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Tanzania 0.0%
†
a,b
Swala (PAEM) Ltd. , 1/15/23 ......... Oil, Gas & Consumable Fuels 787,500 58,213
Total Warrants (Cost $18,665) .................................................
58,213
Principal
Amount
*
Convertible Bonds 0.7%
Bermuda 0.0%
†
d,e,f
Digicel Group 0.5 Ltd., Sub. Bond,
144A, PIK, 7%, Perpetual ......... Wireless Telecommunication Services 505,435 55,879
South Africa 0.7%
Platinum Group Metals Ltd., Sub. Note,
6.875%, 7/01/22 ................ Metals & Mining 4,000,000 3,116,800
Total Convertible Bonds (Cost $4,161,392) .....................................
3,172,679
Corporate Bonds 4.2%
Bermuda 0.0%
†
d,e
Digicel Group 0.5 Ltd., Senior Note,
144A, PIK, 8%, 4/01/25 .......... Wireless Telecommunication Services 338,072 112,503
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 7,655,478 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,467,046 EUR 3,615
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 38,562,143 192,811
196,426
Tanzania 1.1%
a,c,d,g
Swala (PAEM) Ltd., Senior Note, 144A,
14.5%, 1/15/23 ................ Oil, Gas & Consumable Fuels 13,900,000 4,461,009
United States 3.1%
a,c,d
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 12,877,920 13,272,536
Total Corporate Bonds (Cost $56,322,357) ......................................
18,042,474

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 69.4%
Argentina 7.8%
h,i
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 63,437,517 ARS $ 436,862
Index Linked, 1.2%, 3/18/22 ....... 788,586,313 ARS 5,330,732
Index Linked, 1.4%, 3/25/23 ....... 191,518,215 ARS 1,250,833
Index Linked, 1.5%, 3/25/24 ....... 191,518,222 ARS 1,177,037
Argentina Government Bond ,
i
18.2%, 10/03/21 ................ 216,238,000 ARS 1,221,187
i
16%, 10/17/23 ................. 96,102,000 ARS 378,017
i
15.5%, 10/17/26 ................ 354,647,000 ARS 1,058,963
Senior Note, 1%, 7/09/29 ......... 2,693,610 1,233,700
Senior Note, 0.125%, 7/09/30 ...... 18,837,775 7,902,447
Senior Bond, 0.125%, 7/09/35 ..... 34,512,222 13,045,965
33,035,743
Brazil 1.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/21 .................. 15,096,000 BRL 2,740,971
10%, 1/01/29 .................. 8,440,000 BRL 1,736,070
4,477,041
Chile 7.4%
Chile Bonos Tesoreria Pesos ,
4.5%, 2/28/21 ................. 760,000,000 CLP 985,566
d
144A, Reg S, 4%, 3/01/23 ........ 17,380,000,000 CLP 23,998,665
2.5%, 3/01/25 ................. 2,530,000,000 CLP 3,392,540
Tesoreria General de LA Republica ,
4.5%, 3/01/21 ................. 2,205,000,000 CLP 2,859,454
31,236,225
Colombia 2.9%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 2,433,000,000 COP 651,087
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 43,510
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 88,214
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 3,760,700,000 COP 1,051,484
B, 10%, 7/24/24 ................ 4,932,000,000 COP 1,584,303
B, 7.5%, 8/26/26 ............... 16,738,000,000 COP 5,044,264
B, 6%, 4/28/28 ................. 3,627,000,000 COP 1,002,457
B, 7.75%, 9/18/30 .............. 10,016,000,000 COP 3,026,365
12,491,684
Dominican Republic 3.5%
d
Dominican Republic Government Bond,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 14,812,000
El Salvador 0.5%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 2,296,225
Ethiopia 2.4%
d
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 10,000,000 10,052,800

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 1.9%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 350,000 GHS $ 62,949
16.5%, 3/22/21 ................ 170,000 GHS 29,680
16.25%, 5/17/21 ................ 8,220,000 GHS 1,432,436
24.5%, 6/21/21 ................ 5,670,000 GHS 1,039,359
24.75%, 7/19/21 ................ 7,080,000 GHS 1,302,160
19.5%, 10/18/21 ................ 5,917,000 GHS 1,054,455
18.75%, 1/24/22 ................ 1,230,000 GHS 216,859
18.25%, 7/25/22 ................ 3,470,000 GHS 599,596
17.6%, 11/28/22 ................ 670,000 GHS 114,575
16.5%, 2/06/23 ................ 6,750,000 GHS 1,111,682
19%, 9/18/23 .................. 690,000 GHS 116,121
19.75%, 3/25/24 ................ 360,000 GHS 62,415
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 262,354
19%, 11/02/26 ................. 2,930,000 GHS 489,142
7,893,783
India 4.3%
India Government Bond ,
8.35%, 5/14/22 ................ 20,200,000 INR 291,276
8.83%, 11/25/23 ................ 90,800,000 INR 1,369,193
7.26%, 1/14/29 ................ 1,153,000,000 INR 16,745,691
18,406,160
Indonesia 4.4%
Indonesia Government Bond ,
FR31, 11%, 11/15/20 ............ 134,139,000,000 IDR 9,102,440
FR53, 8.25%, 7/15/21 ........... 6,465,000,000 IDR 450,052
FR61, 7%, 5/15/22 .............. 5,185,000,000 IDR 362,985
FR63, 5.625%, 5/15/23 .......... 3,071,000,000 IDR 210,079
FR46, 9.5%, 7/15/23 ............ 80,000,000,000 IDR 6,000,538
FR39, 11.75%, 8/15/23 .......... 1,780,000,000 IDR 140,934
FR70, 8.375%, 3/15/24 .......... 2,952,000,000 IDR 216,202
FR44, 10%, 9/15/24 ............. 1,066,000,000 IDR 83,066
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 2,161,505
18,727,801
Kenya 5.2%
d
Kenya Government Bond ,
Senior Note, 144A, 6.875%, 6/24/24 . 13,863,000 14,134,992
Senior Note, Reg S, 6.875%, 6/24/24 7,700,000 7,851,074
21,986,066
Mexico 0.5%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 2,000,000 MXN 91,588
M, Senior Note, 7.25%, 12/09/21 ... 12,000,000 MXN 560,523
M, 6.5%, 6/09/22 ............... 15,790,000 MXN 737,361
M, Senior Bond, 8%, 12/07/23 ..... 15,530,000 MXN 770,611
2,160,083
Senegal 4.4%
d
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 18,330,000 18,900,979

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Serbia 1.4%
d
Serbia Government Bond, Senior Note,
144A, 7.25%, 9/28/21 ............ 5,671,000 $ 6,009,644
South Korea 18.7%
Korea Treasury Bond ,
1.875%, 6/10/26 ................ 24,228,000,000 KRW 21,543,776
1.375%, 12/10/29 ............... 67,709,000,000 KRW 57,805,543
79,349,319
Thailand 3.0%
Bank of Thailand ,
1.95%, 11/26/20 ................ 201,000,000 THB 6,372,020
0.9%, 2/24/22 ................. 201,000,000 THB 6,387,640
12,759,660
Total Foreign Government and Agency Securities (Cost $343,372,660) ............
294,595,213
U.S. Government and Agency Securities 3.8%
United States 3.8%
U.S. Treasury Notes, 1.125%, 8/31/21 . 15,850,000 15,990,145
Total U.S. Government and Agency Securities (Cost $15,803,952) .................
15,990,145
Total Long Term Investments (Cost $429,612,854) ...............................
332,896,554
Short Term Investments 20.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.8%
Argentina 0.2%
h,i
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
12/04/20 ..................... 104,209,822 ARS 719,893
Brazil 6.5%
j
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 20,960,000 BRL 3,731,430
4/01/21 ...................... 1,220,000 BRL 214,848
7/01/21 ...................... 24,410,000 BRL 4,268,058
10/01/21 ..................... 104,500,000 BRL 18,098,130
1/01/22 ...................... 8,320,000 BRL 1,426,754
27,739,220
Mexico 0.1%
j
Mexico Cetes ,
BI, 10/22/20 ................... 45,600 MXN 2,056
BI, 11/05/20 ................... 1,082,700 MXN 48,738
BI, 12/03/20 ................... 1,634,000 MXN 73,312
BI, 12/17/20 ................... 27,200 MXN 1,219
BI, 1/28/21 .................... 1,634,000 MXN 72,832
BI, 2/25/21 .................... 4,739,200 MXN 210,561
BI, 3/25/21 .................... 375,100 MXN 16,610
425,328

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
j
Mexico Cetes, (continued)
Total Foreign Government and Agency Securities (Cost $33,706,899) ..............
28,884,441
Industry Shares
Money Market Funds 13.7%
United States 13.7%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 57,996,503 $ 57,996,503
Total Money Market Funds (Cost $57,996,503) ..................................
57,996,503
a a a a a
Total Short Term Investments (Cost $91,703,402 ) ................................
86,880,944
a a a
a
Total Investments (Cost $521,316,256) 98.9% ...................................
$419,777,498
Other Assets, less Liabilities 1.1% .............................................
4,990,686
Net Assets 100.0% ...........................................................
$424,768,184
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $116,253,015, representing 27.4% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Redemption price at maturity is adjusted for inflation.
i
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 31,826,454 5,719,039 10/02/20 $ — $ (53,096)
Brazilian Real ...... CITI Sell 31,826,454 6,141,139 10/02/20 475,196 —
Brazilian Real ...... HSBK Buy 21,126,500 3,763,978 10/02/20 10,872 (13,779)
Brazilian Real ...... HSBK Sell 21,126,500 3,962,953 10/02/20 201,882 —
Brazilian Real ...... JPHQ Buy 631,627 111,743 10/02/20 703 —
Brazilian Real ...... JPHQ Sell 631,627 110,681 10/02/20 — (1,766)
Mexican Peso ...... CITI Sell 4,236,000 186,031 10/08/20 7,223 (12,492)
Mexican Peso ...... CITI Sell 1,611,000 78,066 10/09/20 5,321 —
Australian Dollar .... HSBK Sell 4,684,987 350,533,069 JPY 10/13/20 — (31,133)
Australian Dollar .... JPHQ Sell 7,155,240 534,836,323 JPY 10/13/20 — (52,501)
Australian Dollar .... JPHQ Sell 15,302,380 1,164,963,549 JPY 10/14/20 146,750 (58,429)

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. DBAB Buy 3,298,550 3,612,028 10/15/20 $ 255,748 $ —
Euro ............. DBAB Sell 3,298,550 3,720,830 10/15/20 — (146,945)
Euro ............. HSBK Buy 826,000 903,878 10/16/20 64,686 —
Euro ............. HSBK Sell 826,000 934,433 10/16/20 — (34,132)
Japanese Yen ...... HSBK Buy 23,595,850 220,610 10/21/20 3,107 —
Japanese Yen ...... JPHQ Buy 193,258,450 1,801,902 10/23/20 30,455 —
Euro ............. DBAB Buy 1,506,000 1,649,404 10/26/20 116,953 —
Euro ............. DBAB Sell 1,506,000 1,714,461 10/26/20 — (51,897)
Japanese Yen ...... CITI Buy 135,027,415 1,268,733 10/30/20 11,615 —
Brazilian Real ...... CITI Sell 27,650,000 5,038,541 11/04/20 120,266 —
Brazilian Real ...... HSBK Sell 43,269,882 8,142,924 11/04/20 456,903 (10,658)
Brazilian Real ...... JPHQ Sell 4,609,778 831,722 11/04/20 12,448 (695)
Thai Baht ......... DBAB Sell 200,820,000 6,197,317 11/12/20 — (143,501)
Chilean Peso ...... BAST Sell 15,596,759,667 19,018,119 11/19/20 — (858,578)
South Korean Won .. DBAB Sell 25,843,970,000 21,067,881 11/19/20 — (1,097,174)
South Korean Won .. SCNY Sell 25,376,000,000 20,688,081 11/19/20 — (1,075,620)
Australian Dollar .... CITI Sell 4,895,964 370,509,446 JPY 11/24/20 8,485 —
Australian Dollar .... JPHQ Sell 1,837,625 134,665,558 JPY 11/24/20 — (38,543)
Brazilian Real ...... CITI Sell 54,656,082 9,943,978 12/02/20 226,708 —
Brazilian Real ...... HSBK Sell 49,309,682 8,962,626 12/02/20 195,889 —
Chilean Peso ...... BAST Sell 902,136,182 1,178,801 12/07/20 28,862 —
Japanese Yen ...... HSBK Buy 197,218,080 1,814,835 12/08/20 56,224 —
Japanese Yen ...... JPHQ Buy 187,307,730 1,724,272 12/08/20 52,764 —
Chilean Peso ...... BAST Sell 902,566,431 1,169,193 12/09/20 18,680 —
Australian Dollar .... HSBK Sell 6,170,000 477,230,990 JPY 12/14/20 110,045 —
Australian Dollar .... JPHQ Sell 7,222,380 560,604,735 JPY 12/14/20 147,558 —
Chilean Peso ...... BAST Sell 2,025,241,932 2,570,528 12/15/20 — (11,244)
Chilean Peso ...... BAST Sell 499,488,310 632,160 12/17/20 — (4,600)
Chilean Peso ...... JPHQ Sell 264,717,477 338,275 12/18/20 803 —
Japanese Yen ...... HSBK Buy 758,744,000 7,083,651 12/18/20 116,651 —
Japanese Yen ...... MSCO Buy 620,000,000 5,860,446 12/18/20 23,208 —
Chilean Peso ...... JPHQ Sell 2,822,589,968 3,538,410 12/21/20 — (60,056)
South Korean Won .. DBAB Sell 20,750,000,000 16,945,692 12/21/20 — (853,201)
Japanese Yen ...... JPHQ Buy 315,307,255 2,960,770 12/22/20 31,737 —
Japanese Yen ...... BNDP Buy 470,934,275 4,418,703 12/24/20 51,060 —
Japanese Yen ...... JPHQ Buy 529,960,262 5,082,187 12/24/20 — (52,192)
Australian Dollar .... JPHQ Sell 12,863,375 979,961,505 JPY 2/22/21 96,078 —
Japanese Yen ...... HSBK Buy 270,613,000 2,574,937 2/22/21 — (4,246)
Australian Dollar .... CITI Sell 4,909,036 371,995,921 JPY 2/26/21 17,954 —
Japanese Yen ...... CITI Buy 1,536,177,700 14,558,580 2/26/21 35,108 —
Japanese Yen ...... JPHQ Buy 787,358,900 7,438,589 2/26/21 41,321 —
Chilean Peso ...... BAST Sell 213,476,833 278,527 3/01/21 6,275 —
Japanese Yen ...... JPHQ Buy 55,883,610 526,484 3/08/21 4,479 —
Australian Dollar .... CITI Sell 1,753,000 134,095,209 JPY 3/10/21 18,513 —
Australian Dollar .... HSBK Sell 4,685,013 360,881,866 JPY 3/11/21 73,299 —
Mexican Peso ...... CITI Sell 1,586,000 70,427 3/11/21 87 —
Australian Dollar .... HSBK Sell 3,130,000 240,355,830 JPY 3/17/21 42,038 —
Chilean Peso ...... BAST Sell 592,847,531 763,241 3/18/21 7,120 —
South Korean Won .. DBAB Sell 20,750,000,000 17,578,042 3/18/21 — (225,354)
Japanese Yen ...... BNDP Buy 470,934,275 4,498,064 3/24/21 — (22,689)
Japanese Yen ...... HSBK Buy 1,099,961,580 10,535,223 3/24/21 — (82,086)
Japanese Yen ...... JPHQ Buy 529,960,253 5,091,145 3/24/21 — (54,836)
Thai Baht ......... DBAB Sell 103,890,000 3,158,423 4/09/21 — (114,889)
Thai Baht ......... DBAB Sell 98,220,000 2,988,590 4/12/21 — (106,042)
Chilean Peso ...... BAST Sell 676,690,253 880,992 6/07/21 17,333 —
Chilean Peso ...... BAST Sell 676,860,053 874,383 6/08/21 10,498 —

Templeton Emerging Markets Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Total Forward Exchange Contracts ................................................... $3,358,905 $(5,272,374)
Net unrealized appreciation (depreciation) ............................................ $(1,913,469)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
 At September 30, 2020, the Fund received $1,602,653 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and
Notes as collateral for derivatives.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Fund did not hold any interest rate swap contracts at period end.
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
At September 30, 2020, the Fund had 2.8% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Restricted Securities
At September 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
12,877,920
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 12,877,920 13,272,536
13,900,000
b
Swala (PAEM) Ltd., Senior Note, 144A, 14.5%, 1/15/23 12/06/19 13,900,000 4,461,009
Total Restricted Securities (Value is 4.17% of Net Assets) ............. $27,436,417 $17,733,545
*
In U.S. dollars unless otherwise indicated.
3. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,615 as of September 30, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $58,213 as of September 30, 2020.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $95,945,647 $126,958,740 $(164,907,884) $ — $ — $ 57,996,503 57,996,503 $ 250,104
Total Affiliated Securities .... $95,945,647 $126,958,740 $(164,907,884) $— $— $57,996,503 $250,104
6. Restricted Securities
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the nine months ended
September 30, 2020, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico .............................. $ — $ — $ —
a
$ —
South Africa .......................... 1,037,830 — —
a
1,037,830
Warrants .............................. — — 58,213
a
58,213
Convertible Bonds ....................... — 3,172,679 — 3,172,679
Corporate Bonds :
Bermuda ............................ — 112,503 — 112,503
South Africa .......................... — — 196,426
a
196,426
Tanzania ............................. — — 4,461,009 4,461,009
United States ......................... — — 13,272,536 13,272,536
Foreign Government and Agency Securities :
Argentina ............................ — 22,182,112 10,853,631 33,035,743
Brazil ............................... — 4,477,041 — 4,477,041
Chile ................................ — 31,236,225 — 31,236,225
Colombia ............................ — 12,491,684 — 12,491,684
Dominican Republic .................... — 14,812,000 — 14,812,000
El Salvador ........................... — 2,296,225 — 2,296,225
Ethiopia ............................. — 10,052,800 — 10,052,800
Ghana .............................. — 7,893,783 — 7,893,783
India ................................ — 18,406,160 — 18,406,160
Indonesia ............................ — 18,727,801 — 18,727,801
Kenya ............................... — 21,986,066 — 21,986,066
Mexico .............................. — 2,160,083 — 2,160,083
Senegal ............................. — 18,900,979 — 18,900,979
Serbia .............................. — 6,009,644 — 6,009,644
South Korea .......................... — 79,349,319 — 79,349,319
Thailand ............................. — 12,759,660 — 12,759,660
U.S. Government and Agency Securities ....... — 15,990,145 — 15,990,145
Short Term Investments ................... 57,996,503 28,164,548 719,893 86,880,944
Total Investments in Securities ........... $59,034,333 $331,181,457 $29,561,708 $419,777,498
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,358,905 $ — $ 3,358,905
Restricted Currency (ARS) ................. — — 66,795 66,795
Total Other Financial Instruments ......... $— $3,358,905 $66,795 $3,425,700
Receivables:
Interest (ARS) ........................... $— $— $359,575 $359,575
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 5,272,375 — 5,272,375
Total Other Financial Instruments ......... $— $5,272,375 $— $5,272,375
Payables:
Deferred Tax (ARS) ....................... $— $— $1,749 $1,749
a
Includes securities determined to have no value at September 30, 2020.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico ...... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
South Africa .. 181,925 — — — — — — (181,925) —
c
(181,925)
Warrants :
Mexico ...... —
c
— — — — — — — —
c
—
Tanzania .... 58,542 — — — — — — (329) 58,213 (329)
Corporate Bonds :
South Africa .. 180,815 — — 6,411 — 51,086 — (41,886) 196,426
c
(41,886)
Tanzania .... 6,950,000 — — — — — — (2,488,991) 4,461,009 (2,488,991)
United States . 13,255,857 — — — — (246,240) — 262,919 13,272,536 262,919
Foreign
Government
and Agency
Securities .... 6,923,064 7,542,027 (1,882,585) — — (1,118,471) (2,913,225) 2,302,820 10,853,631 (1,350,955)
Short Term
Investments .. 642,044 1,130,717 (400,818) — — 6,501 (154,811) (503,740) 719,893 (443,413)
Total Investments in
Securities ......... $28,192,247 $8,672,744 $(2,283,403) $6,411 $— (1,307,124) (3,068,036) (651,132) $29,561,708 (4,244,580)
Other Financial Instruments:
Restricted
Currency (ARS)
$1,555,282 $2,338,165 $(3,536,758) $— $— $— $(495,855) $205,961 $66,795 $(1,859)
Receivables:
Interest (ARS) .
$327,385 $1,145,619 $(1,170,433) $— $— $— $(162,700) $219,704 $359,575 $(12,802)
Liabilities:
Payables:
Deferred Tax (ARS)
$3,311 $— $— $— $— $— $— $(1,562) $1,749 $(1,562)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Tanzania
.......
$4,461,009 Discounted cash
flow
Discount rate 10.0% Decrease
b
United States
....
13,272,536 Discounted cash
flow
Discount rate
c
7.5% Decrease
d
Foreign Government and Agency
Securities:
Argentina
.......
10,853,631 Market
comparables
Implied foreign
exchange rate
145.3 ARS/USD Decrease
d
Short Term Investments:
Argentina
.......
719,893 Market
comparables
Implied foreign
exchange rate
145.3 ARS/USD Decrease
b
All Other
........
681,009
e,f
Liabilities:
All Other
...........
1,749
f
Total
..................
$29,986,329
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
d
Represents a significant impact to fair value and net assets.
e
Includes securities determined to have no value at September, 30 2020.
f
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)

Abbreviations
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
CITI
Citibank, Inc.
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JP Morgan Chase Bank NA
MSCO
Morgan Stanley & Co. LLC
SCNY
Standard Chartered Bank
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
THB
Thai Baht
USD
United States Dollar
Selected Portfolio
PIK Payment-In-Kind